Cash Flow Information (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
CashFlowInformationLineItems [Line Items]
Cash Flow Information

32	Cash Flow Information

Reconciliation of result for the year to cashflows from operating activities

Reconciliation of net income to net cash provided by operating activities:

		For the 7
	For the Year	Months	For the Year	For the Year
	Ended 31	Ended 31	Ended 30	Ended 30
	January 2018	January 2017	June 2016	June 2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Loss for the period	(37,593)	(15,979)	(20,746)	(13,105)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings	8,792	6,238	10,182	4,402
Non-cash flows in profit:
- depreciation and amortisation expense	3,030	1,842	3,516	5,718
- impairment expense	1,914	292	2,157	-
- fair value gain/(loss) on Convertible Notes derivative	(2,393)	592	-	-
Changes in assets and liabilities:
- (increase) in trade and other receivables	14,925	(4,748)	(6,518)	(1,046)
- (increase) in current tax receivable	52	35	(88)	-
- (increase)/decrease in derivative assets	-	-	2,289	(2,225)
- (increase)/decrease in inventories	6,638	(179)	8,088	(15,646)
- (increase)/decrease in deferred tax asset/(liability)	-	-	5,589	(2,160)
- (increase) in related party receivables	(906)	(3,438)	(5,603)	(650)
- increase/(decrease) in trade and other payables	6,956	2,078	(11,113)	12,817
- increase/(decrease) in income taxes payable	152	635	(483)	36
- increase/(decrease) in provisions	39	367	311	(2,507)
- increase/(decrease) in foreign currency derivative liability	(5,104)	(1,343)	5,530	(1,982)
- net exchange differences	(618)	90	1,849	(851)
Cashflows from operations	(4,116)	(13,518)	(5,040)	(17,199)